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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2011

Check here if Amendment  [   ]; Amendment Number:
     This Amendment (Check only one):  [   ] is a restatement.
                                       [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Alleghany Corporation
Address:      7 Times Square Tower, 17th Floor
              New York, NY  10036

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Roger B. Gorham
Title:        Senior Vice President
Phone:        212-752-1356

Signature, Place, and Date of Signing:

  /s/ Roger B. Gorham         New York, NY           August 11, 2011
-------------------------------------------------------------------------------
        [Signature]           [City, State]               [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                         2
Form 13F Information Table Entry Total:                   63
Form 13F Information Table Value Total:         $  1,610,610
                                                  (thousands)

List of Other Included Managers:

     No.          Form 13F File Number                 Name

     2                                   RSUI Indemnity Company
     3                                   Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/11

COLUMN  1                     COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8

                                                                                              INVESTMENT               VOTING
                                                         MARKET                               DISCRETION    MANAGER   AUTHORITY
                              TITLE OF                    VALUE     SHRS OR    SH/  PUT/ SOLE   SHRD  OTHER       SOLE   SHRD NONE
NAME OF ISSUER                CLASS         CUSIP       (X 1000)   PRIN AMT    PRN  CALL (A)    (B)   (C)         (A)    (B)  (C)
COOPER INDUSTRIES PLC         SHS            G24140108      746      12,500  SH                       X         2  X
EVEREST RE GROUP LTD          COM            G3223R108   96,056   1,175,000  SH                X                3  X
PARTNERRE LTD                 COM            G6852T105   48,195     700,000  SH                X                3  X
AT&T INC                      COM            00206R102    1,884      60,000  SH                       X         2  X
AGILENT TECHNOLOGIES INC      COM            00846U101    1,533      30,000  SH                       X         2  X
AMERICAN EXPRESS CO           COM            025816109    1,810      35,000  SH                       X         2  X
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108   11,602     200,000  SH                X                1  X
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR  03524A108   29,005     500,000  SH                X                2  X
ANNALY CAP MGMT INC           COM            035710409   54,120   3,000,000  SH                X                3  X
APPLIED MATLS INC             COM            038222105      911      70,000  SH                       X         2  X
AUTODESK INC                  COM            052769106      965      25,000  SH                       X         2  X
AUTOMATIC DATA PROCESSING IN  COM            053015103    1,054      20,000  SH                       X         2  X
BARRICK GOLD CORP             COM            067901108   10,417     230,000  SH                X                1  X
BARRICK GOLD CORP             COM            067901108   50,272   1,110,000  SH                X                2  X
BARRICK GOLD CORP             COM            067901108   11,775     260,000  SH                X                3  X
BERKSHIRE HATHAWAY INC DEL    CL B           084670207    1,548      20,000  SH                       X         2  X
BOEING CO                     COM            097023105    1,109      15,000  SH                       X         2  X
CHUBB CORP                    COM            171232101    1,878      30,000  SH                       X         2  X
COCA COLA CO                  COM            191216100    2,019      30,000  SH                       X         2  X
CONOCOPHILLIPS                COM            20825C104    9,775     130,000  SH                X                1  X
CONOCOPHILLIPS                COM            20825C104   30,076     400,000  SH                X                2  X
CONOCOPHILLIPS                COM            20825C104   90,228   1,200,000  SH                X                3  X
COSTCO WHSL CORP NEW          COM            22160K105    2,031      25,000  SH                       X         2  X
DEERE & CO                    COM            244199105    2,474      30,000  SH                       X         2  X
DEVON ENERGY CORP NEW         COM            25179M103   63,048     800,000  SH                X                2  X
DEVON ENERGY CORP NEW         COM            25179M103    7,881     100,000  SH                X                3  X
DISNEY WALT CO                COM DISNEY     254687106    1,757      45,000  SH                       X         2  X
DU PONT EI DE NEMOURS & CO    COM            263534109    1,892      35,000  SH                       X         2  X
EMERSON ELEC CO               COM            291011104    1,969      35,000  SH                       X         2  X
EXXON MOBIL CORP              COM            30231G102  590,005   7,250,000  SH         X                       1  X
EXXON MOBIL CORP              COM            30231G102   63,476     780,000  SH                X                2  X
FEDEX CORP                    COM            31428X106    6,070      64,000  SH                X                1  X
FEDEX CORP                    COM            31428X106   23,807     251,000  SH                X                2  X
FEDEX CORP                    COM            31428X106    4,743      50,000  SH                X                3  X
GENERAL ELECTRIC CO           COM            369604103      943      50,000  SH                       X         2  X
GOOGLE INC                    COM            38259P508      760       1,500  SH                       X         2  X
HESS CORP                     COM            42809H107   17,195     230,000  SH                X                1  X
HESS CORP                     COM            42809H107   50,089     670,000  SH                X                2  X
HESS CORP                     COM            42809H107    3,738      50,000  SH                X                3  X
HEWLETT PACKARD CO            COM            428236103    1,092      30,000  SH                       X         2  X
HOME DEPOT INC                COM            437076102      724      20,000  SH                       X         2  X
INTEL CORP                    COM            458140100    1,884      85,000  SH                       X         2  X
INTERNATIONAL BUSINESS MACHS  COM            459200101    2,059      12,000  SH                       X         2  X
JPMORGAN CHASE & CO           COM            46625H100    1,228      30,000  SH                       X         2  X
JOHNSON AND JOHNSON           COM            478160104    1,663      25,000  SH                       X         2  X
KELLOGG CO                    COM            487836108    1,383      25,000  SH                       X         2  X
LAUDER ESTEE COS INC          CL A           518439104    2,104      20,000  SH                       X         2  X
LILLY ELI & CO                COM            532457108    1,877      50,000  SH                       X         2  X
LOEWS CORP                    COM            540424108    1,052      25,000  SH                       X         2  X
MEDTRONIC INC                 COM            585055106    1,734      45,000  SH                       X         2  X
MICROSOFT CORP                COM            594918104    2,210      85,000  SH                X                2  X
NEWMONT MINING CORP           COM            651639106    7,988     148,000  SH                X                1  X
NEWMONT MINING CORP           COM            651639106   45,982     852,000  SH                X                2  X
NEWMONT MINING CORP           COM            651639106   10,794     200,000  SH                X                3  X
NEWS CORP                     CL A           65248E104    1,239      70,000  SH                       X         2  X
NOBLE ENERGY INC              COM            655044105    1,793      20,000  SH                       X         2  X
NORDSTROM INC                 COM            655664100    1,408      30,000  SH                       X         2  X
NOVARTIS AG                   SPONSORED ADR  66987V109    1,528      25,000  SH                       X         2  X
OCCIDENTAL PETE CORP DEL      COM            674599105   19,247     185,000  SH                X                1  X
OCCIDENTAL PETE CORP DEL      COM            674599105   56,182     540,000  SH                X                2  X
OCCIDENTAL PETE CORP DEL      COM            674599105   28,611     275,000  SH                X                3  X
PACCAR INC                    COM            693718108    1,022      20,000  SH                       X         2  X
PENTAIR INC                   COM            709631105      807      20,000  SH                       X         2  X
PHILIP MORRIS INTL INC        COM            718172109    1,002      15,000  SH                       X         2  X
POTASH CORP SASK INC          COM            73755L107   11,398     200,000  SH                X                3  X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/11


COLUMN  1                     COLUMN 2      COLUMN 3    COLUMN 4           COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8

                                                                                              INVESTMENT               VOTING
                                                         MARKET                               DISCRETION    MANAGER   AUTHORITY
                              TITLE OF                    VALUE     SHRS OR    SH/  PUT/ SOLE   SHRD  OTHER       SOLE   SHRD NONE
NAME OF ISSUER                CLASS         CUSIP       (X 1000)   PRIN AMT    PRN  CALL (A)    (B)   (C)         (A)    (B)  (C)
PROCTER & GAMBLE CO           COM       742718109      1,907       30,000    SH                      X         2     X
PROGRESSIVE WASTE SOLUTIONS   COM       74339G101      9,960      400,000    SH               X                3     X
SPDR GOLD TRUST               GOLD SHS  78463V107      7,008       48,000    SH               X                1     X
SPDR GOLD TRUST               GOLD SHS  78463V107     22,192      152,000    SH               X                2     X
SCHLUMBERGER LTD              COM       806857108      2,160       25,000    SH                      X         2     X
SEABRIGHT INSURANCE HLDGS IN  COM       811656107        545       55,000    SH               X                1     X
SEABRIGHT INSURANCE HLDGS IN  COM       811656107      1,435      145,000    SH               X                2     X
SEABRIGHT INSURANCE HLDGS IN  COM       811656107      5,940      600,000    SH               X                3     X
SIGMA ALDRICH CORP            COM       826552101      1,467       20,000    SH                      X         2     X
SYSCO CORP                    COM       871829107      1,247       40,000    SH                      X         2     X
3M CO                         COM       88579Y101      2,087       22,000    SH                      X         2     X
US BANCORP DEL                COM NEW   902973304        638       25,000    SH                      X         2     X
UNITED PARCEL SERVICE INC     CL B      911312106      7,511      103,000    SH               X                1     X
UNITED PARCEL SERVICE INC     CL B      911312106     25,307      347,000    SH               X                2     X
UNITED PARCEL SERVICE INC     CL B      911312106     10,940      150,000    SH               X                3     X
WAL MART STORES INC           COM       931142103      1,860       35,000    SH                      X         2     X
WASHINGTON POST CO            CL B      939640108        838        2,000    SH                      X         2     X
WELLS FARGO & CO NEW          COM       949746101        701       25,000    SH                      X         2     X


GRAND TOTAL                                        1,610,610   24,995,000